Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 – Restatement of Previously Issued Financial Statements

In connection with (i) preparation of the Proxy dated October 31, 2024 which included the estimated redemption price for redeeming stockholders related to the Third Extension Meeting, which was held on November 18, 2024, and (ii) the preparation of the unaudited condensed financial statements of the Company as of and for the three and nine months ended September 30, 2024, the Company determined that there were errors for the accounting of Due from Sponsor, Common stock subject to possible redemption, accumulated deficit (capital contribution), notes payable and the redemption price of the Common stock subject to possible redemption in the previously issued December 31, 2023 financial statements.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company determined that the errors were material to its previously issued financial statements. Therefore, the Company concluded that the previously issued financial statements should be restated.

The following tables summarize the effect of the restatement on each financial statement line items as of the dates, and for the period, indicated:

December 31, 2023

	As Previously Reported	Adjustments	As Restated
Balance Sheet
Due from Sponsor	$731,912	$447,229	$1,179,141
Total Current Assets	$938,533	$447,229	$1,385,762
Total Assets	$62,777,697	$447,229	$63,224,926

Note Payable - Sponsor	$-	$2,925,000	$2,925,000
Total Current Liabilities	$2,122,202	$2,925,000	$5,047,201
Total Liabilities	$5,572,202	$2,925,000	$8,497,201
Class A Common Stock Subject to Possible Redemption	$60,532,197	$694,606	$61,226,803
Accumulated deficit	$(3,327,054)	$(3,172,376)	$(6,499,430)
Total Stockholder’s Equity	$(3,326,702)	$(3,172,376)	$(6,499,078)
Total Liabilities and Stockholder’s Equity	$62,777,697	$447,229	$63,224,926

Statement of Cash Flows

Capital Contribution from Sponsor	$3,938,297	$(2,925,000)	$1,013,297
Proceeds from Sponsor Note	$-	$2,925,000	$2,925,000

Redemption price	$10.90	$0.12	$11.02

FUTURETECH II ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS